8. Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties
Related Parties

a.	Related Parties

Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this note. The balances and transactions between the Company and its subsidiaries with other related parties are disclosed below:

	Loans		Commercial transactions
	Assets	Liabilities	Receivables(1)	Payables(1)

Oxicap Indústria de Gases Ltda.	-	-	-	1,489
Química da Bahia Indústria e Comércio S.A.	-	2,946	-	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	-	-	1,067	31
Refinaria de Petróleo Riograndense S.A.	-	-	-	22,199
Others	490	1,239	-	-

Total in 2017	490	4,185	1,067	23,719

	Loans		Commercial transactions
	Assets	Liabilities	Receivables(1)	Payables(1)

Oxicap Indústria de Gases Ltda.	-	-	-	1,534
Química da Bahia Indústria e Comércio S.A.	-	2,946	-	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	-	-	7,259	5,820
Refinaria de Petróleo Riograndense S.A.	-	-	-	18,186
Others	490	1,326	-	-

Total in 2016	490	4,272	7,259	25,540

(1)	Included in “trade receivables” and “trade payables,” respectively.

	Commercial transactions
	Sales and services	Purchases
Oxicap Indústria de Gases Ltda	6	18,108
Refinaria de Petróleo Riograndense S.A.	-	1,004,030
ConectCar Soluções de Mobilidade Eletrônica S.A.	7,239	859
Total in 2017	7,245	1,022,997

	Commercial transactions
	Sales and services	Purchases
Oxicap Indústria de Gases Ltda.	6	18,079
Refinaria de Petróleo Riograndense S.A.	-	958,007
ConectCar Soluções de Mobilidade Eletrônica S.A.	13,329	1,424
Total in 2016	13,335	977,510

	Commercial transactions
	Sales and services	Purchases
Oxicap Indústria de Gases Ltda.	6	12,353
Refinaria de Petróleo Riograndense S.A.	-	615,014
ConectCar Soluções de Mobilidade Eletrônica S.A.	18,205	-
Total in 2015	18,211	627,367

Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on similar market prices and terms with customers and suppliers with comparable operational performance. The above operations related to ConectCar Soluções de Mobilidade Eletrônica S.A. (“ConectCar”) refer to services provided. Borrowing agreements are for an indeterminate period and do not contain interest clauses. In the opinion of the Company and its subsidiaries’ management, transactions with related parties are not subject to credit risk, which is why no allowance for doubtful accounts or collateral is provided. Collateral provided by the Company in loans of subsidiaries and affiliates are mentioned in Note 14.k). Intercompany loans are contracted in light of temporary cash surpluses or deficits of the Company, its subsidiaries, and its associates.

b.	Key executives

The Company’s compensation strategy combines short and long-term elements, following the principles of alignment of interests and of maintaining a competitive compensation, and is aimed at retaining key officers and remunerating them adequately according to their attributed responsibilities and the value created to the Company and its shareholders.

Short-term compensation is comprised of: (a) fixed monthly compensation paid with the objective of rewarding the executive’s experience, responsibility, and his/her position’s complexity, and includes salary and benefits such as medical coverage, check-up, life insurance, and others; (b) variable compensation paid annually with the objective of aligning the executive’s and the Company’s objectives, which is linked to: (i) the business performance measured through its economic value creation and (ii) the fulfillment of individual annual goals that are based on the strategic plan and are focused on expansion and operational excellence projects, people development and market positioning, among others. In addition, the chief executive officer in office until October 2, 2017 was entitled to additional long term variable compensation, which was terminated with the succession of the chief executive officer announced by the Company in June, 2017. Further details about the Deferred Stock Plan are contained in Note 8.c) and about post-employment benefits in Note 18.b).

The Company and its subsidiaries recognized expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	2017	2016	2015

Short-term compensation	45,477	40,306	37,759
Stock compensation	1,399	5,427	6,126
Post-employment benefits	1,096	3,336	2,936
Termination benefit	8,794	-	-
Long-term compensation	(6,459)	2,473	2,302
Total	50,307	51,542	49,123

c.	Deferred Stock Plan

On April 27, 2001, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) approved a benefit plan to members of management and employees in executive positions in the Company and its subsidiaries. On November 26, 2003, the EGM approved certain amendments to the original plan of 2001 (the “Deferred Stock Plan”). In the Deferred Stock Plan, certain members of management of the Company and its subsidiaries have the usufruct of voting and economic rights of shares and the ownership of these shares is retained by the subsidiaries of the Company. The Deferred Stock Plan provides for the transfer of the ownership of the shares to those eligible members of management after five to seven years from the initial concession of the rights subject to uninterrupted employment of the participant during the period. The total number of shares to be used for the Deferred Stock Plan is subject to the availability in treasury of such shares. It is incumbent on Ultrapar’s executive officers to select the members of management eligible for the plan and propose the number of shares in each case for approval by the Board of Directors. The fair value of the awards were determined on the grant date based on the market value of the shares on the B3 S.A. – Brasil, Bolsa, Balcão (“B3”), the Brazilian Securities, Commodities and Futures Exchange and the amounts are amortized between five to seven years from the grant date.

The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs

March 13, 2017	100,000	2022 to 2024	67.99	9,378	(1,327)	8,051
March 4, 2016	190,000	2021 to 2023	65.43	17,147	(5,339)	11,808
December 9, 2014	570,000	2019 to 2021	50.64	39,814	(20,849)	18,965
March 5, 2014	83,400	2019 to 2021	52.15	5,999	(3,906)	2,093
November 7, 2012	199,998	2017 to 2019	42.90	18,309	(15,937)	2,372
December 14, 2011	40,000	2016 to 2018	31.85	5,272	(5,042)	230
November 10, 2010	-	2015 to 2017	26.78	9,602	(9,602)	-
	1,183,398			105,521	(62,002)	43,519

In 2017, the amortization in the amount of R$ 11,752 (R$ 18,372 in 2016 and R$ 16,935 in 2015) was recognized as a general and administrative expense.

The table below summarizes the changes of number of shares granted:

Balance on 12/31/2015	1,727,264
Shares granted on March 4, 2016	190,000
Shares vested and transferred	(417,192)
Balance on 12/31/2016	1,500,072
Shares granted on March 4, 2017	100,000
Forfeiture of granted shares due to termination of executive employment	(143,333)
Shares vested and transferred	(273,341)
Balance on 12/31/2017	1,183,398

In addition, on April 19, 2017, Ultrapar’s Shareholders approved a new incentive plan based on shares ("Plan"), which establishes the general terms and conditions for the concession of common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, to directors or employees of the Company or its subsidiaries under its direct or indirect control.

Management may be appointed to participate in this new plan (statutory or designated, except members of the Board of Directors of the Company) or employees in executive positions of the Company or its subsidiaries under its direct or indirect control (“Participants”), subject to the provisions of each program. The Board of Directors or the Personnel and Organization Committee, appointed to advise them on the administration of the Plan (“Committee”), as the case may be, shall indicate, through the incentive programs in shares (“Program”), the Participants that will have the usufruct on the shares issued by the Company and the concession of shares issued by the Company. As a result of the Plan, common shares representing at most 1% of the Company's share capital may be delivered to the Participants, which corresponds, at the date of approval of this Plan, to 5,564,051 common shares.

The Board of Directors approved the 1st Restricted stock program and the 1st Restricted stock and performance program, as follows:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs

Restricted	October 1, 2017	120,000	2023	76.38	12,642	(527)	12,115
Restricted and Performance	November 8, 2017	46,270	2020 to 2022	76.38	5,901	(257)	5,644

		166,270			18,543	(784)	17,759

In 2017, a general and administrative expense in the amount of R$ 784 was recognized in relation to the Plan.